Note 12 - Long-term Debt (Details Textual) $ in Thousands, € in Millions		12 Months Ended
	Apr. 19, 2018 USD ($)	Dec. 31, 2021 USD ($)	Jul. 28, 2021 USD ($)	Jul. 28, 2021 EUR (€)	Dec. 31, 2020 USD ($)	May 17, 2018 EUR (€)
Line of Credit Facility, Remaining Borrowing Capacity		$ 988,167			$ 777,322
Letters of Credit Outstanding, Amount		$ 11,833			$ 9,439
The 3.02% 2031 Notes [Member]
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage			3.02%	3.02%
The 1.52% 2031 Notes [Member]
Debt Instrument, Face Amount | €				€ 125
Debt Instrument, Interest Rate, Stated Percentage			1.52%	1.52%
Senior Unsecured Notes [Member]
Debt Instrument, Face Amount | €						€ 210
Debt Instrument, Interest Rate, Stated Percentage						2.23%
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000
Debt Instrument, Term (Year)	5 years
Debt, Weighted Average Interest Rate		1.70%			2.10%
Line of Credit Facility, Additional Borrowing Capacity		$ 250,000
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.60%